Description of Organization, Business Operations and Liquidity - Additional Information (Details)		3 Months Ended
	May 28, 2021 USD ($) $ / shares shares	May 28, 2021 USD ($) $ / shares shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
State of incorporation	DE
Date of incorporation		Mar. 01, 2021
Payment to acquire restricted investments	$ 230,000,000
Cash deposited in Trust Account per share | $ / shares	$ 10.00
Term of restricted investments	185 days
Per share amount due for redemption | $ / shares	$ 10.00	$ 10.00
Minimum netwoth needed to effect business combination	$ 5,000,001	$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent	15.00%	15.00%
Percentage of public shares to be redeemed in case business combination is not consummated	100.00%	100.00%
Period to complete business combination from closing of initial public offering		24 months
Period to redeem public shares if business combination is not completed within initial combination period		10 days
Expenses payable on dissolution | shares		100,000
Actual amount per share to be maintained in the trust account | $ / shares	$ 10.00	$ 10.00
Total transaction costs incurred in connection with initial public offering	$ 13,173,461
Underwriting fee	4,600,000	$ 4,600,000
Deferred underwriting fee payable	8,050,000	8,050,000
Other Offering Costs	$ 523,461	$ 523,461
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of operating businesses included in initial Business Combination		1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination	80.00%	80.00%
Equity method investment ownership percentage	50.00%	50.00%
Common Class A [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Price per share sold | $ / shares	$ 10.00	$ 10.00
Gross proceeds from initial public offering	$ 230,000,000
Common Class A [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares	23,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares	3,000,000
Common Class A [Member] | Private Placement [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period | shares | shares	715,500
Price per share sold | $ / shares	$ 10.00	$ 10.00
Gross proceeds from private placement	$ 7,155,000